Share based compensation - Number of shares warrants give right to for Plan 2024 (Details) - 2024 Plan							12 Months Ended
	Sep. 06, 2025 shares	Feb. 01, 2025 shares	Nov. 25, 2024 shares	Sep. 18, 2024 shares	Aug. 02, 2024 shares	Jul. 31, 2024 shares	Dec. 31, 2025 shares person	Dec. 31, 2024 shares
Disclosure of terms and conditions of share based payment arrangement
Outstanding at January 1							653,569
Granted	15,000	329,431	326,963	105,000	221,606		344,431	653,569
Forfeited							(31,125)
Exercised.							0
Expired							(4,125)
Outstanding as at December 31							962,750	653,569
Exercisable as at December 31							463,070	246,722
Maximum Number Of Warrants Approved For Issuance						1,000,000
Number Of Common Share Per Warrant						1	1
Maximum Number Of Warrant Holders | person							150
Warrant Maximum Term							10 years
Total number granted		346,431
Number Of Warrants Granted And Not Accepted		17,000
Percentage Of Warrant Vesting At Grant Date							25
Percentage Of Warrant Vesting At First Anniversary Of Grant Date							25
Percentage Of Warrant Vesting At Second Anniversary Of Grant Date							25
Percentage Of Warrant Vesting At Third Anniversary Of Grant Date							25